Income Taxes - Schedule of Components of Deferred Income Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Accrued expenses	¥ 29,474	¥ 29,943
Deferred revenue	24,699
Net operating loss carry-forwards	389,550	471,933
Total deferred tax assets	443,723	501,876
Less: valuation allowance	(419,024)	(501,876)
Deferred tax assets, net	24,699	0
Deferred tax liabilities
Deferred costs	(2,029)	(3,742)
Withholding tax on undistributed earnings	(3,695)
Total deferred tax liabilities	¥ (5,724)	¥ (3,742)